CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenues	¥ 4,373,153	¥ 3,284,525	¥ 2,045,152
Operating costs and expenses:
Operations and support	(167,458)	(166,331)	(137,962)
Selling and marketing expenses	(2,217,159)	(1,789,908)	(1,461,773)
General and administrative expenses	(286,843)	(238,639)	(141,531)
Research and development expenses	(365,113)	(231,041)	(128,528)
Total operating costs and expenses	(3,036,573)	(2,425,919)	(1,869,794)
Other income:
Interest income	22,092	24,310	19,697
Exchange gains/(losses)	(4,246)	320	860
Investment income	45,197	6,423	628
Others, net	9,088	1,755	8,934
Income before income taxes	1,408,711	891,414	205,477
Income tax expenses	(101,171)	(25,568)	(291)
Net income from continuing operations	1,307,540	865,846	205,186
Net loss from discontinued operations			(2,069)
Net income	1,307,540	865,846	203,117
Accretion to preferred shares redemption value	700,795	(429,931)	(536,059)
Net (loss)/income attributable to Yuanbao Inc.'s ordinary shareholders	2,008,335	435,915	(332,942)
Net (loss)/income from continuing operations attributable to Yuanbao Inc.'s ordinary shareholders	2,008,335	435,915	(330,873)
Net loss from discontinued operations attributable to Yuanbao Inc.'s ordinary shareholders			(2,069)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(9,300)	3,326	3,495
Total comprehensive income	1,298,240	869,172	206,612
Accretion to preferred shares redemption value	700,795	(429,931)	(536,059)
Comprehensive (loss)/income attributable to Yuanbao Inc.'s ordinary shareholders	¥ 1,999,035	¥ 439,241	¥ (329,447)
Net (loss)/income attributable to the Yuanbao Inc.'s ordinary shareholders per share, basic
- from continuing operations	¥ 9.29	¥ 4.34	¥ (4.68)
- from discontinued operations			(0.03)
Net (loss)/income attributable to the Yuanbao Inc.'s ordinary shareholders per share, diluted
- from continuing operations	¥ 4.57	¥ 3.19	(4.68)
- from discontinued operations			¥ (0.03)
Weighted average number of ordinary shares
Basic	216,250,148	100,343,557	70,710,325
Diluted	285,902,414	271,314,436	70,710,325